DEPOSITS WITH CLEARING ORGANIZATIONS	12 Months Ended
Dec. 31, 2016
DEPOSITS WITH CLEARING ORGANIZATIONS
DEPOSITS WITH CLEARING ORGANIZATIONS

8.DEPOSITS WITH CLEARING ORGANIZATIONS

Deposits with clearing organizations represent the amount placed in the depository accounts at the custodian banks of the Tianjin and Guangdong Exchanges.

In accordance with the Tianjin and Guangdong Exchanges requirements, the Group is required to enter into a tri-party depositary service agreement with the Tianjin and Guangdong Exchanges and the designated custodian bank in order to be eligible for trading. As the counterparty to customer trades, the Group is required to place deposits with the custodian banks to meet the minimum deposit requirements. Such amount placed at the custodian banks to meet the deposit requirements is restricted from withdrawal.